SEPARATION AGREEMENT (Details Narrative) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 06, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
total liabilities	$ 333,250		$ 4,298,597		$ 3,832,874
Conversion price per share		$ 0.22	$ 0.22
Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
total liabilities				$ 993,985
promissory notes				$ 114,700
Conversion price per share				$ 0.22
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued license fees				$ 37,500